Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property and Equipment, Net
Property and equipment, gross			¥ 3,448,445		¥ 5,538,268
Less: accumulated depreciation			(498,841)		(1,070,817)
Property and equipment, net	$ 643,447		2,949,604		4,467,451
Depreciation expenses	$ 87,999	¥ 610,976	291,401	¥ 109,990
Fulfillment expenses
Property and Equipment, Net
Depreciation expenses		289,338	145,375	28,634
Marketing expenses
Property and Equipment, Net
Depreciation expenses		296	2,694	2,293
Technology and content expenses
Property and Equipment, Net
Depreciation expenses		262,073	132,448	65,268
General and administrative expenses
Property and Equipment, Net
Depreciation expenses		¥ 59,269	10,884	¥ 13,795
Buildings
Property and Equipment, Net
Property and equipment, gross			2,021,245		2,525,064
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross			1,078,365		1,602,608
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross			118,043		252,331
Motor vehicles
Property and Equipment, Net
Property and equipment, gross			58,555		117,661
Software
Property and Equipment, Net
Property and equipment, gross			13,395		147,329
Construction in process
Property and Equipment, Net
Property and equipment, gross			¥ 158,842		¥ 893,275